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BCM FOCUS SMALL/MICRO-CAP FUND
BCM FOCUS SMALL/MICRO-CAP FUND - SUMMARY
Investment Objective
The investment objective of the BCM Focus Small/Micro-Cap Fund (the “Fund”), a separate series of the BCM Focus Funds (the “Trust”) is to provide investors with long-term capital growth.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, and hold, and sell the Fund’s shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BCM FOCUS SMALL/MICRO-CAP FUND BCM FOCUS SMALL/MICRO-CAP FUND
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BCM FOCUS SMALL/MICRO-CAP FUND BCM FOCUS SMALL/MICRO-CAP FUND
Advisory Fees	0.85%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.38%
Expenses Waived	(0.18%)
Total Annual Fund Operating Expenses After Expenses Waived	1.20%
[1]	The Investment Adviser receives a management fee pursuant to a Management Agreement, which fee is computed daily and payable monthly, equal to 0.85% per annum for the first $3 billion and 0.80% per annum for amounts over $3 billion of the average daily net assets of the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund’s Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
BCM FOCUS SMALL/MICRO-CAP FUND | BCM FOCUS SMALL/MICRO-CAP FUND | USD ($)	122	419	738	1,642

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period October 31, 2023, the Fund’s portfolio turnover was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small-cap and micro-cap equity securities. Such securities will be publicly traded and issued by domestic issuers directly. The Fund primarily seeks to purchase common stock. The Fund considers small-cap and micro-cap securities to be securities that at the time of purchase have market capitalizations between (or equal to) the largest and smallest companies within the Morningstar US Small-Cap Extended Index. As of 10/31/2023, the smallest company included in the index had a market capitalization of $53 million and the largest had a market capitalization of $15 billion. The Fund may continue to hold or repurchase securities whose market capitalizations have exceeded the upper bound of the index. The Fund will concentrate at least 25% of its net assets in the Software & Services Industry Group within the Information Technology Sector.

Bares Capital Management, Inc. is the Fund’s Investment Adviser (“BCM” or “Investment Adviser”). BCM is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities according to the Fund’s principal investment strategies. The Investment Adviser focuses on identifying companies that it believes are qualitatively excellent through “bottoms-up” research, primarily involving a review of public documents; field work, including company site visits, industry trade shows, user conferences and product demonstrations; discussions with suppliers, customers and competitors; and other primary and secondary due diligence. The Investment Adviser considers qualitatively excellent companies to be those it determines to have characteristics such as competitive advantages; the potential for high returns on invested capital; skilled, shareholder-friendly management teams; and large growth opportunities. The Investment Adviser assesses companies and industries in an attempt to identify qualitative competitive characteristics such as supplier power, intensity of industry rivalry, lack of customer substitutes, and other factors that may indicate an ability to earn attractive returns on invested capital. Additional qualitative assessments are undertaken in an attempt to understand whether actions taken by management teams are likely to be in the long-term interest of shareholders, and whether the growth prospects for the company are attractive. After these qualitative assessments are complete, the Investment Advisor attempts to estimate “intrinsic values” for the companies that meet its criteria using a discounted cash flow model or “relative values” for companies that meet its criteria using other methods such as comparisons of current market price in relation to earnings, cash flow, or book value per share contrasted with similar companies. The Investment Adviser then invests in a limited number of companies that present the most compelling mix of qualitative characteristics (e.g., competitive position) and quantitative metrics (e.g., price in relation to value). As part of the Fund’s investment process, the Investment Adviser considers environmental, social and governance (“ESG”) factors for each investment in the portfolio. The consideration of ESG criteria is one of several factors that the Investment Adviser may deem to be material to a company or industry. The Investment Adviser defines ESG as a set of environmental, social and governance factors that the Investment Adviser, in its sole discretion, determines have a material impact on a company’s long-term sustainability and durability. Examples of environmental criteria include air and water pollution or utilization of natural resources. Examples of social considerations include a company’s working conditions or product safety. Governance examples include board structure or management compensation. A less favorable ESG profile may not preclude the Fund from investing in a company, as the consideration of ESG factors is not more influential than the consideration of other investment criteria

Investments may be sold if they appreciate to levels at or near the higher end of the Investment Adviser’s estimated ranges of valuation. However, the Fund may retain these investments if they continue to meet the Fund’s investment objective and strategy.

The Fund operates as a “non-diversified company” under the Investment Company Act of 1940 (the “1940 Act”), which means that the Fund may invest a significant portion of its assets in the securities of a limited number of issuers.

Principal Investment Risks of the Fund
Fund Performance

The following bar chart and performance table show you how the Fund has performed in the past and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each period shown. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this Prospectus) for the periods shown with a broad measure of market performance.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.

The Fund year-to-date return through December 31, 2023 is 11.20%.
Best Quarter 7.54% Q4 2023	Worst Quarter -0.77% Q3 2023

Average Annual Total return for Periods Ended December 31, 2023
Average Annual Returns - BCM FOCUS SMALL/MICRO-CAP FUND	Label	1 Year		Since Inception		Inception Date
BCM FOCUS SMALL/MICRO-CAP FUND	Return Before Taxes	11.20%		11.17%		Dec. 30, 2022
BCM FOCUS SMALL/MICRO-CAP FUND | Return Before Taxes on Distributions	Return Before Taxes on Distributions	11.20%		11.17%		Dec. 30, 2022
BCM FOCUS SMALL/MICRO-CAP FUND | Return Before Taxes on Distributions and Sale of Fund Shares	Return Before Taxes on Distributions and Sale of Fund Shares	6.63%		8.51%		Dec. 30, 2022
Morningstar US Small Cap Extended Index*	Morningstar US Small Cap Extended Index	19.42%	[1]	19.36%	[1]	Dec. 30, 2022	[1]
[1]	The Morningstar US Small Cap Extended Index measures the performance of US small-cap stocks. These stocks fall between the 90th and 99.5th percentile in market capitalization of the investable universe. This Index does not incorporate Environmental, Social, or Governance criteria.